Advances for Vessels and Drillships under Construction and Acquisitions	6 Months Ended
Jun. 30, 2013
Advances for Vessels and Rigs under Construction and Acquisitions [Abstract]
Vessels and Rigs under Construction and Acquisitions
6. Advances for Vessels and Drillships under Construction and Acquisitions: The amounts shown in the accompanying consolidated balance sheets include milestone payments relating to the shipbuilding contracts with the shipyards, supervision costs and any material related expenses incurred during the construction periods, all of which are capitalized in accordance with the accounting policy discussed in Note 2 of the Consolidated Financial Statements for the year ended December 31, 2012. The movement of the account during the six-month period ended June 30, 2013, was as follows:

June 30, 2013
Balance at December 31, 2012	$1,201,807
Advances for vessels/drillships under construction and related costs	249,836
Vessels impairment charge	(43,490)
Vessels delivered	(310,047)
Balance at June 30, 2013	$1,098,106

On January 8, 2013, January 15, 2013 and January 31, 2013, the Company took delivery of its newbuilding tankers Alicante, Mareta and Bordeira, respectively. On May 23, 2013 and June 18, 2013, the Company took delivery of its newbuilding VLOC's Negonego (ex. H1229) and Rangiroa (ex. H1228), respectively.

On March 26, 2013, the Company concluded two Memoranda of Agreements for the sale of two Capesize newbuildings, Hull 1241 and Hull 1242, for a sale price of $71,000 in the aggregate. An impairment loss of $31,617 in the aggregate, was recognized as a result of the reduction of the vessels' carrying amount to their fair value. In addition, an amount of $10,245 related to this agreement has been paid and included in "Contract termination fees and other" in the unaudited interim condensed consolidated financial statements. On May 23, 2013 and June 17, 2013, Hull 1241 and Hull 1242, were delivered to their new owners, respectively.

During March 2013, the Company accepted an offer from an entity affiliated with George Economou (Note 4) for the novation of the shipbuilding contracts of two VLOC under construction, Hull 1239 and Hull 1240, scheduled for delivery during the fourth quarter 2013 and the first quarter 2014, respectively. An impairment loss of $11,873 in the aggregate, was recognized, as a result of the reduction of the vessels carrying amount to their fair value. In addition, due to the novation agreements, which were signed on April 17, 2013, an amount of $18,305 has been paid and included in "Contract termination fees and other" in the unaudited interim condensed consolidated financial statements.

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